Material Accounting Policies - Additional Information (Details)		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Disclosure of associates [line items]
Maximum eligible per employee, annual bonus in DSUs and or RSUs		50.00%
Percentage of DSUs or RSUs granted from the company of the bonus in DSUs or RSUs		25.00%
Share based expenses, percentage of fair value bonus DSUs/RSUs		125.00%
Medivra Holdings LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	24.50%